Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS
Assets and liabilities measured at fair value on a recurring basis

n which those measurements fall:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$112,881	$161,738	$-	$274,619
Correspondent interest rate swaps	-	698	-	698
Customer interest rate swaps	-	1,307	-	1,307
Correspondent interest rate caps	-	5	-	5

Financial Liabilities:
Correspondent interest rate swaps	$-	$1,389	$-	$1,389
Customer interest rate swaps	-	698	-
Customer interest rate caps	-	5	-	5

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)

Financial Assets:
Available-for-sale securities	$74,974	$201,047	$-	$276,021
Customer interest rate swaps	-	1,528	-	1,528
Correspondent interest rate caps	-	25	-	25

Financial Liabilities:
Correspondent interest rate swaps	$-	$1,612	$-	$1,612
Customer interest rate caps	-	25	-	25

Schedule of fair value of assets measured on a nonrecurring basis

	December 31, 2016
	Level 3	Total	Losses for the Year Ended December 31, 2016
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$23,613	$23,613	$21,886
Other real estate owned	1,721	1,721	1,016

	December 31, 2015
	Level 3	Total	Losses for the Year Ended December 31, 2015
	(Dollars in thousands)

Assets Measured on a Nonrecurring Basis:
Impaired loans	$32,988	$32,988	$14,581
Real estate acquired by foreclosure	1,665	1,665	155

Quantitative information about significant unobservable inputs used in the fair value measurements for Level 3 assets

The following table presents quantitative information about significant unobservable inputs used in the fair value measurements for Level 3 assets at the date indicated:

	Fair Value at 12/31/2016	Valuation Technique	Unobservable Input	Range (1) (Weighted Average)
	(Dollars in thousands)

Loans held for investment	$3,128,966	Discounted cash flow	Prepayment Speed	0% to 99.50% (28.59%)
			Discount Rates	0.17% - 11.36% (4.04%)

Real estate acquired by foreclosure	5,220	Appraisal	Adjustments for comparable properties	8.00% - 22.00% (14.18%)
(1)	Represents range of factors applied to determine fair value.

Estimated fair values of the Company's financial instruments

	December 31, 2016
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$389,007	$389,007	$-	$-	$389,007
Available-for-sale securities	274,619	112,881	161,738	-	274,619
Held-to-maturity securities	35,505	-	34,845	-	34,845
Other securities	17,983	17,983	-	-	17,983
Loans held for sale	23,989	24,144	-	-	24,144
Loans held for investment	3,098,220	-	-	3,128,966	3,128,966
Real estate acquired by foreclosure	5,220	-	-	5,220	5,220
Total	$3,844,543	$544,015	$196,583	$3,134,186	$3,874,784

Financial Liabilities:
Deposits	$3,374,700	$-	$3,375,047	$-	$3,375,047
Securities sold under agreements to repurchase	3,493	-	3,493	-	3,493
Other borrowed funds	150,000	-	148,921	-	148,921
Subordinated debentures	47,492	-	47,492	-	47,492
Total	$3,575,685	$-	$3,574,953	$-	$3,574,953

	December 31, 2015
	Carrying Value	Level 1	Level 2	Level 3	Fair Value
	(Dollars in thousands)

Financial Assets:
Cash and short term investments	$124,906	$124,906	$-	$-	$124,906
Available-for-sale securities	276,021	74,974	201,047	-	276,021
Held-to-maturity securities	42,130	-	41,996	-	41,996
Other securities	20,320	20,320	-	-	20,320
Loans held for sale	384	384	-	-	384
Loans held for investment	3,130,669	-	-	3,147,615	3,147,615
Real estate acquired by foreclosure	12,122	-	-	12,122	12,122
Total	$3,606,552	$220,584	$243,043	$3,159,737	$3,623,364

Financial Liabilities:
Deposits	$3,100,748	$-	$3,100,748	$-	$3,100,748
Securities sold under agreements to repurchase	3,073	-	3,073	-	3,073
Other borrowed funds	223,265	-	221,104	-	221,104
Subordinated debentures	13,187	-	13,187	-	13,187
Total	$3,340,273	$-	$3,338,112	$-	$3,338,112